UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 16830 Ventura Blvd., Suite 411

         Encino, CA  91436-1720

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     818-783-2409

Signature, Place, and Date of Signing:

     /s/ Gary Levenstein     Encino, CA     April 21, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $84,419 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     2397    92165 SH       SOLE                    92165        0        0
AMERICAN INTL GROUP INC        COM              026874107     2142    49526 SH       SOLE                    49526        0        0
AMGEN INC                      COM              031162100     2139    51190 SH       SOLE                    51190        0        0
APPLE INC                      COM              037833100     3677    25627 SH       SOLE                    25627        0        0
AT&T INC                       COM              00206R102      967    25250 SH       SOLE                    25250        0        0
BIOGEN IDEC INC                COM              09062X103     2415    39150 SH       SOLE                    39150        0        0
BROADCOM CORP                  CL A             111320107     2323   120550 SH       SOLE                   120550        0        0
CHEESECAKE FACTORY INC         COM              163072101     2866   131535 SH       SOLE                   131535        0        0
CISCO SYS INC                  COM              17275R102     3397   141015 SH       SOLE                   141015        0        0
COLGATE PALMOLIVE CO           COM              194162103     4355    55895 SH       SOLE                    55895        0        0
ELITE PHARMACEUTICALS INC      CL A NEW         28659T200      393   427631 SH       SOLE                   427631        0        0
FAMOUS DAVES AMER INC          COM              307068106     2481   260021 SH       SOLE                   260021        0        0
GENERAL ELECTRIC CO            COM              369604103     3744   101157 SH       SOLE                   101157        0        0
INDIA FD INC                   COM              454089103     2762    60734 SH       SOLE                    60734        0        0
ISHARES TR                     RUSSELL 1000     464287622      320     4450 SH       SOLE                     4450        0        0
JOHNSON & JOHNSON              COM              478160104     4021    61990 SH       SOLE                    61990        0        0
KONA GRILL INC                 COM              50047h201     1889   212730 SH       SOLE                   212730        0        0
MATHSTAR INC                   COM              576801203      981  1581669 SH       SOLE                  1581669        0        0
MEDTRONIC INC                  COM              585055106     3294    68105 SH       SOLE                    68105        0        0
MSC INDL DIRECT INC            CL A             553530106     3080    72900 SH       SOLE                    72900        0        0
PEPSICO INC                    COM              713448108     4058    56210 SH       SOLE                    56210        0        0
PROCTER & GAMBLE CO            COM              742718109     3895    55588 SH       SOLE                    55588        0        0
QUALCOMM INC                   COM              747525103     2655    64765 SH       SOLE                    64765        0        0
RESEARCH IN MOTION LTD         COM              760975102     3403    30325 SH       SOLE                    30325        0        0
SPDR TR                        UNIT SER 1       78462F103     1623    12300 SH       SOLE                    12300        0        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     1951    48095 SH       SOLE                    48095        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     3925   160550 SH       SOLE                   160550        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4244    91880 SH       SOLE                    91880        0        0
TURKISH INVT FD INC            COM              900145103     2262   151990 SH       SOLE                   151990        0        0
UTILITIES HOLDRS TR            DEPOSITRY RCPT   918019100      211     1700 SH       SOLE                     1700        0        0
VERIFONE HLDGS INC             COM              92342Y109     1992   125543 SH       SOLE                   125543        0        0
VISION-SCIENCES INC DEL        COM              927912105     2817   861405 SH       SOLE                   861405        0        0
VITAL IMAGES INC               COM              92846N104     1740   117379 SH       SOLE                   117379        0        0